Related Party Transactions - Total Compensation of Key Management Personnel (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries (including bonuses)		¥ 637	¥ 704	¥ 739
Share-based payments(1)	[1]	800	780	928
Other		55	43
Total		¥ 1,492	¥ 1,527	¥ 1,667

[1]	Refer to Note 27 Share-Based Payments for further details.